Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Loss Before Provision for Income Taxes

Loss before provision for income taxes consisted of the following (in thousands):

	December 31,
	2023	2022	2021
United Kingdom	$(69,329)	$(71,405)	$(61,182)
Foreign	155	340	120
	$(69,174)	$(71,065)	$(61,062)

Summary of Income Tax Provision

The income tax provision for the years ended December 31, 2023, 2022 and 2021 is comprised of the following (in thousands):

	December 31,
	2023	2022	2021
Current expense:
United Kingdom	$—	$—	$—
Foreign	281	337	59
Total current expense:	281	337	59
Deferred expense (benefit):
United Kingdom	—	—	—
Foreign	210	(226)	(22)
Total deferred expense (benefit):	210	(226)	(22)
Total income tax expense:	$491	$111	$37

Schedule of Reconciliation of Income Tax Expense Computed at Statutory UK Income Taxes

A reconciliation of income tax expense computed at the statutory UK income tax rate to income taxes as reflected in the consolidated financial statements is as follows:

	Year Ended December 31,
	2023	2022	2021
Income taxes at UK statutory rate	23.50%	19.00%	19.00%
Return to provision	(9.95)%	6.87%	—
R&D expenditure	(11.00)%	(8.30)%	(6.67)%
Change in valuation allowance	(3.39)%	(23.58)%	(20.12)%
Change in UK tax rate	0.13%	5.66%	7.64%
Other	—	0.19%	(0.13)%
	(0.71)%	(0.16)%	(0.28)%

Summary of Significant Component of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2023, 2022 and 2021 consist of the following (in thousands):

	December 31,
	2023	2022		2021
Deferred tax assets
Net operating loss carryforwards	$30,435	$35,121		$17,742
Non-cash share-based compensation	6,488	4,456		2,328
Depreciation	606	(7,989)		(1,311)
Other	112	2,143		329
Total deferred tax assets	$37,641	$33,731	$—	$19,088
Valuation allowance	(37,600)	(33,480)		$(19,062)
Net deferred tax assets	$41	$251		$26

Summary of Changes in Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2023, 2022 and 2021 related primarily to the increases in net operating loss carryforwards and research and development tax credit carryforwards were as follows (in thousands):

	December 31,
	2023	2022	2021
Valuation allowance at beginning of year	$33,480	$19,062	$7,088
Increases recorded to income tax provision	2,252	12,731	7,624
Exchange difference	1,774	(2,332)	(313)
Change in tax rate	94	4,019	4,663
Valuation allowance at end of year	$37,600	$33,480	$19,062